Tax - Reconciliation Between Total Tax Rate and Tax Rate Before Exceptional Items and System Fund (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation between tax rate and tax rate before exceptional items and System Fund [abstract]
Group income statement	$ 542	$ 482	$ 653
Exceptional items (note 6)	148	104	(4)
System Fund	49	146	34
Profit loss before exceptional items and System Fund	739	732	683
Group income statement	156	132	118
Exceptional items (note 6)	20	27	85
Other			(3)
Income tax expense before exceptional items and System Fund	$ 176	$ 159	$ 200
Group income statement	28.80%	27.40%	18.10%
Average effective tax rate before exceptional items and System Fund	23.80%	21.70%	29.30%